Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Virtus Duff & Phelps Clean Energy ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(7.86%)	(17.38%)	(7.65%)
Virtus Newfleet Securitized Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.43%	7.68%	(5.19%)
Virtus Newfleet Short Duration Core Plus Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.73%
Virtus Newfleet Short Duration High Yield Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.94%	12.53%	(10.13%)	5.08%	5.40%	9.29%	(1.90%)	4.07%
Virtus Seix Senior Loan ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.30%	12.43%	(1.90%)	5.65%	3.29%
Virtus Stone Harbor Emerging Markets High Yield Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	13.86%	14.43%
Virtus Terranova U.S. Quality Momentum ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.00%	16.12%	(17.90%)	26.73%